Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 23.8%
Large-Cap 22.4%
Schwab U.S. Large-Cap ETF	115,781	13,178,193
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	7,982	817,357
		13,995,550

International Stocks 9.1%
Developed Markets 9.1%
Schwab International Equity ETF	137,831	5,357,491

Real Estate 1.7%
U.S. REITs 1.7%
Schwab U.S. REIT ETF	19,479	1,026,349

Fixed Income 60.6%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	60,982	3,835,158
Intermediate-Term Bond 45.1%
Schwab U.S. Aggregate Bond ETF	491,638	26,499,288
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	103,441	5,259,975
		35,594,421

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,037,450	2,038,061
Total Affiliated Underlying Funds (Cost $49,267,866)		58,011,872

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
Royal Bank of Canada
0.01%, 01/03/22 (b)	561,053	561,053
Total Short-Term Investments (Cost $561,053)		561,053
Total Investments in Securities (Cost $49,828,919)		58,572,925

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 23.8%
Large-Cap 22.4%
Schwab U.S. Large-Cap ETF	$12,348,690	$2,326,477	($3,755,706)	$409,091	$1,849,641	$13,178,193	115,781	$135,446
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	799,851	36,031	(42,137)	4,928	18,684	817,357	7,982	8,046
						13,995,550

International Stocks 9.1%
Developed Markets 9.1%
Schwab International Equity ETF	5,021,292	1,002,263	(847,160)	29,241	151,855	5,357,491	137,831	169,391

Real Estate 1.7%
U.S. REITs 1.7%
Schwab U.S. REIT ETF	952,795	—	(183,483)	26,508	230,529	1,026,349	19,479	16,640

Fixed Income 60.6%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	3,603,364	433,773	(307,716)	1,520	104,217	3,835,158	60,982	169,695
Intermediate-Term Bond 45.1%
Schwab U.S. Aggregate Bond ETF	24,867,066	5,747,966	(4,071,141)	(135,259)	90,656	26,499,288	491,638	467,202
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	4,941,717	985,974	(620,270)	(4,437)	(43,009)	5,259,975	103,441	16,096
						35,594,421

Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares	2,037,532	578	(49)	—	—	2,038,061	2,037,450	502
Total Affiliated Underlying Funds	$54,572,307	$10,533,062	($9,827,662)	$331,592	$2,402,573	$58,011,872		$983,018

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$58,011,872	$—	$—	$58,011,872
Short-Term Investments[1]	—	561,053	—	561,053
Total	$58,011,872	$561,053	$—	$58,572,925

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 25.6%
Large-Cap 24.0%
Schwab U.S. Large-Cap ETF	168,232	19,148,166
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	12,199	1,249,178
		20,397,344

International Stocks 10.2%
Developed Markets 10.2%
Schwab International Equity ETF	210,460	8,180,580

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	28,749	1,514,785

Fixed Income 58.0%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	78,913	4,962,839
Intermediate-Term Bond 43.4%
Schwab U.S. Aggregate Bond ETF	641,285	34,565,261
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF	131,746	6,699,284
		46,227,384

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,436,413	2,437,144
Total Affiliated Underlying Funds (Cost $65,604,616)		78,757,237

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
JPMorgan Chase Bank
0.01%, 01/03/22 (b)	777,824	777,824
Royal Bank of Canada
0.01%, 01/03/22 (b)	96,326	96,326
Total Short-Term Investments (Cost $874,150)		874,150
Total Investments in Securities (Cost $66,478,766)		79,631,387

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 25.6%
Large-Cap 24.0%
Schwab U.S. Large-Cap ETF	$17,590,679	$2,488,575	($4,171,699)	$570,788	$2,669,823	$19,148,166	168,232	$191,206
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,170,824	88,646	(44,441)	1,015	33,134	1,249,178	12,199	11,927
						20,397,344

International Stocks 10.2%
Developed Markets 10.2%
Schwab International Equity ETF	7,511,284	1,465,452	(1,071,667)	48,400	227,111	8,180,580	210,460	257,330

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	1,382,802	115,217	(356,124)	35,170	337,720	1,514,785	28,749	23,743

Fixed Income 58.0%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	4,572,933	425,012	(168,912)	630	133,176	4,962,839	78,913	215,035
Intermediate-Term Bond 43.4%
Schwab U.S. Aggregate Bond ETF	31,762,091	5,589,846	(2,733,420)	(76,614)	23,358	34,565,261	641,285	598,128
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF	6,191,783	847,267	(280,332)	(1,774)	(57,660)	6,699,284	131,746	20,141
						46,227,384

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares	2,436,510	692	(58)	—	—	2,437,144	2,436,413	600
Total Affiliated Underlying Funds	$72,618,906	$11,020,707	($8,826,653)	$577,615	$3,366,662	$78,757,237		$1,318,110

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$78,757,237	$—	$—	$78,757,237
Short-Term Investments[1]	—	874,150	—	874,150
Total	$78,757,237	$874,150	$—	$79,631,387

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.6% OF NET ASSETS

U.S. Stocks 26.6%
Large-Cap 25.0%
Schwab U.S. Large-Cap ETF	672,210	76,510,941
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	48,952	5,012,685
		81,523,626

International Stocks 11.2%
Developed Markets 11.2%
Schwab International Equity ETF	878,437	34,144,846

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	117,177	6,174,056

Fixed Income 56.1%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	291,908	18,358,094
Intermediate-Term Bond 42.2%
Schwab U.S. Aggregate Bond ETF	2,396,978	129,197,115
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF	478,739	24,343,878
		171,899,087

Money Market Funds 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,381,313	8,383,828
Total Affiliated Underlying Funds (Cost $254,329,399)		302,125,443

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
Bank of Montreal
0.01%, 01/03/22 (b)	482,676	482,676
Sumitomo Mitsui Banking Corp.
0.01%, 01/03/22 (b)	2,995,643	2,995,643
Total Short-Term Investments (Cost $3,478,319)		3,478,319
Total Investments in Securities (Cost $257,807,718)		305,603,762

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.6% OF NET ASSETS

U.S. Stocks 26.6%
Large-Cap 25.0%
Schwab U.S. Large-Cap ETF	$69,291,983	$10,619,735	($16,222,493)	$1,822,301	$10,999,415	$76,510,941	672,210	$768,624
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	4,665,354	374,281	(163,949)	5,848	131,151	5,012,685	48,952	49,192
						81,523,626

International Stocks 11.2%
Developed Markets 11.2%
Schwab International Equity ETF	31,002,115	4,698,885	(2,600,959)	47,398	997,407	34,144,846	878,437	1,079,045

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	5,518,387	153,059	(1,010,432)	122,832	1,390,210	6,174,056	117,177	97,937

Fixed Income 56.1%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	16,753,131	1,524,762	(400,438)	(2,600)	483,239	18,358,094	291,908	800,263
Intermediate-Term Bond 42.2%
Schwab U.S. Aggregate Bond ETF	117,167,693	21,796,030	(9,511,304)	(319,211)	63,907	129,197,115	2,396,978	2,228,812
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF	22,051,960	4,117,147	(1,607,443)	(13,630)	(204,156)	24,343,878	478,739	72,758
						171,899,087

Money Market Funds 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares	8,381,645	2,383	(200)	—	—	8,383,828	8,381,313	2,065
Total Affiliated Underlying Funds	$274,832,268	$43,286,282	($31,517,218)	$1,662,938	$13,861,173	$302,125,443		$5,098,696

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$302,125,443	$—	$—	$302,125,443
Short-Term Investments[1]	—	3,478,319	—	3,478,319
Total	$302,125,443	$3,478,319	$—	$305,603,762

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.6% OF NET ASSETS

U.S. Stocks 33.6%
Large-Cap 31.2%
Schwab U.S. Large-Cap ETF	1,481,768	168,654,834
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	126,954	13,000,089
		181,654,923

International Stocks 15.9%
Developed Markets 14.1%
Schwab International Equity ETF	1,972,576	76,674,029
Emerging Markets 1.8%
Schwab Emerging Markets Equity ETF	323,016	9,567,734
		86,241,763

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	268,950	14,170,976

Fixed Income 44.7%
Inflation-Protected Bond 2.8%
Schwab U.S. TIPS ETF	245,700	15,452,073
Intermediate-Term Bond 37.1%
Schwab U.S. Aggregate Bond ETF	3,723,920	200,719,288
Treasury Bond 4.8%
Schwab Short-Term U.S. Treasury ETF	513,933	26,133,493
		242,304,854

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,721,344	9,724,261
Total Affiliated Underlying Funds (Cost $442,173,065)		534,096,777

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
Australia & New Zealand Banking Group Ltd.
0.01%, 01/03/22 (b)	5,326,081	5,326,081
JPMorgan Chase Bank
0.01%, 01/03/22 (b)	2,222,480	2,222,480
Total Short-Term Investments (Cost $7,548,561)		7,548,561
Total Investments in Securities (Cost $449,721,626)		541,645,338

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.6% OF NET ASSETS

U.S. Stocks 33.6%
Large-Cap 31.2%
Schwab U.S. Large-Cap ETF	$138,193,028	$22,839,642	($18,947,349)	$467,995	$26,101,518	$168,654,834	1,481,768	$1,635,300
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	10,553,956	2,428,833	(290,348)	(1,590)	309,238	13,000,089	126,954	122,223
						181,654,923

International Stocks 15.9%
Developed Markets 14.1%
Schwab International Equity ETF	62,677,704	15,323,288	(3,368,431)	(33,290)	2,074,758	76,674,029	1,972,576	2,338,712
Emerging Markets 1.8%
Schwab Emerging Markets Equity ETF	7,522,072	2,999,977	(353,112)	(997)	(600,206)	9,567,734	323,016	248,642
						86,241,763

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	11,524,101	728,606	(1,341,743)	84,826	3,175,186	14,170,976	268,950	216,013

Fixed Income 44.7%
Inflation-Protected Bond 2.8%
Schwab U.S. TIPS ETF	12,462,084	2,729,563	(112,484)	337	372,573	15,452,073	245,700	637,266
Intermediate-Term Bond 37.1%
Schwab U.S. Aggregate Bond ETF	164,692,086	41,434,639	(4,859,868)	(180,758)	(366,811)	200,719,288	3,723,920	3,286,950
Treasury Bond 4.8%
Schwab Short-Term U.S. Treasury ETF	21,290,623	5,653,233	(583,536)	(5,103)	(221,724)	26,133,493	513,933	73,663
						242,304,854

Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares	9,721,730	2,763	(232)	—	—	9,724,261	9,721,344	2,395
Total Affiliated Underlying Funds	$438,637,384	$94,140,544	($29,857,103)	$331,420	$30,844,532	$534,096,777		$8,561,164

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$534,096,777	$—	$—	$534,096,777
Short-Term Investments[1]	—	7,548,561	—	7,548,561
Total	$534,096,777	$7,548,561	$—	$541,645,338

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.5% OF NET ASSETS

U.S. Stocks 40.0%
Large-Cap 36.8%
Schwab U.S. Large-Cap ETF	2,627,423	299,053,286
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	252,288	25,834,291
		324,887,577

International Stocks 20.0%
Developed Markets 17.2%
Schwab International Equity ETF	3,594,679	139,725,173
Emerging Markets 2.8%
Schwab Emerging Markets Equity ETF	757,183	22,427,760
		162,152,933

Real Estate 3.2%
U.S. REITs 3.2%
Schwab U.S. REIT ETF	491,379	25,890,760

Fixed Income 34.2%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF	96,132	6,045,741
Intermediate-Term Bond 30.8%
Schwab U.S. Aggregate Bond ETF	4,640,699	250,133,676
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	414,529	21,078,800
		277,258,217

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,989,088	8,991,785
Total Affiliated Underlying Funds (Cost $653,305,044)		799,181,272

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Time Deposits 1.5%
Sumitomo Mitsui Banking Corp.
0.01%, 01/03/22 (b)	3,978,334	3,978,334
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 01/03/22 (b)	7,966,338	7,966,338
Total Short-Term Investments (Cost $11,944,672)		11,944,672
Total Investments in Securities (Cost $665,249,716)		811,125,944

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.5% OF NET ASSETS

U.S. Stocks 40.0%
Large-Cap 36.8%
Schwab U.S. Large-Cap ETF	$229,846,172	$44,712,920	($21,043,230)	$491,697	$45,045,727	$299,053,286	2,627,423	$2,825,048
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	19,733,763	5,540,615	—	—	559,913	25,834,291	252,288	234,651
						324,887,577

International Stocks 20.0%
Developed Markets 17.2%
Schwab International Equity ETF	107,198,754	33,104,574	(4,032,690)	(51,404)	3,505,939	139,725,173	3,594,679	4,199,151
Emerging Markets 2.8%
Schwab Emerging Markets Equity ETF	17,508,365	6,413,577	—	—	(1,494,182)	22,427,760	757,183	592,729
						162,152,933

Real Estate 3.2%
U.S. REITs 3.2%
Schwab U.S. REIT ETF	19,612,134	2,786,730	(2,289,485)	131,765	5,649,616	25,890,760	491,379	384,002

Fixed Income 34.2%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF	4,531,344	1,371,269	—	—	143,128	6,045,741	96,132	248,395
Intermediate-Term Bond 30.8%
Schwab U.S. Aggregate Bond ETF	192,236,960	63,582,239	(5,020,337)	(183,694)	(481,492)	250,133,676	4,640,699	3,958,490
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	16,147,257	5,244,926	(136,602)	(1,179)	(175,602)	21,078,800	414,529	57,333
						277,258,217

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares	8,989,445	2,555	(215)	—	—	8,991,785	8,989,088	2,215
Total Affiliated Underlying Funds	$615,804,194	$162,759,405	($32,522,559)	$387,185	$52,753,047	$799,181,272		$12,502,014

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$799,181,272	$—	$—	$799,181,272
Short-Term Investments[1]	—	11,944,672	—	11,944,672
Total	$799,181,272	$11,944,672	$—	$811,125,944

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.6% OF NET ASSETS

U.S. Stocks 44.7%
Large-Cap 40.8%
Schwab U.S. Large-Cap ETF	1,751,972	199,409,453
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	188,544	19,306,906
		218,716,359

International Stocks 23.4%
Developed Markets 19.6%
Schwab International Equity ETF	2,463,096	95,740,542
Emerging Markets 3.8%
Schwab Emerging Markets Equity ETF	624,104	18,485,960
		114,226,502

Real Estate 3.6%
U.S. REITs 3.6%
Schwab U.S. REIT ETF	336,187	17,713,693

Fixed Income 26.2%
Intermediate-Term Bond 24.6%
Schwab U.S. Aggregate Bond ETF	2,238,410	120,650,299
Treasury Bond 1.6%
Schwab Short-Term U.S. Treasury ETF	151,262	7,691,673
		128,341,972

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	3,483,510	3,484,555
Total Affiliated Underlying Funds (Cost $386,416,945)		482,483,081

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
Bank of Montreal
0.01%, 01/03/22 (b)	1,772,687	1,772,687
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 01/03/22 (b)	4,810,721	4,810,721
Total Short-Term Investments (Cost $6,583,408)		6,583,408
Total Investments in Securities (Cost $393,000,353)		489,066,489

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.6% OF NET ASSETS

U.S. Stocks 44.7%
Large-Cap 40.8%
Schwab U.S. Large-Cap ETF	$151,940,779	$34,332,740	($16,811,912)	$206,767	$29,741,079	$199,409,453	1,751,972	$1,878,109
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	14,712,787	4,174,174	—	—	419,945	19,306,906	188,544	177,256
						218,716,359

International Stocks 23.4%
Developed Markets 19.6%
Schwab International Equity ETF	72,812,645	24,575,106	(3,908,267)	(47,713)	2,308,771	95,740,542	2,463,096	2,859,422
Emerging Markets 3.8%
Schwab Emerging Markets Equity ETF	14,175,215	5,555,711	—	—	(1,244,966)	18,485,960	624,104	485,069
						114,226,502

Real Estate 3.6%
U.S. REITs 3.6%
Schwab U.S. REIT ETF	13,346,689	1,985,782	(1,550,284)	56,131	3,875,375	17,713,693	336,187	260,279

Fixed Income 26.2%
Intermediate-Term Bond 24.6%
Schwab U.S. Aggregate Bond ETF	91,994,947	31,357,183	(2,342,414)	(85,766)	(273,651)	120,650,299	2,238,410	1,900,185
Treasury Bond 1.6%
Schwab Short-Term U.S. Treasury ETF	5,675,604	2,081,276	—	—	(65,207)	7,691,673	151,262	20,703
						128,341,972

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares	3,483,649	989	(83)	—	—	3,484,555	3,483,510	858
Total Affiliated Underlying Funds	$368,142,315	$104,062,961	($24,612,960)	$129,419	$34,761,346	$482,483,081		$7,581,881

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$482,483,081	$—	$—	$482,483,081
Short-Term Investments[1]	—	6,583,408	—	6,583,408
Total	$482,483,081	$6,583,408	$—	$489,066,489

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 48.5%
Large-Cap 43.7%
Schwab U.S. Large-Cap ETF	2,422,065	275,679,438
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	292,253	29,926,707
		305,606,145

International Stocks 26.3%
Developed Markets 21.5%
Schwab International Equity ETF	3,492,428	135,750,676
Emerging Markets 4.8%
Schwab Emerging Markets Equity ETF	1,019,234	30,189,711
		165,940,387

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	479,453	25,262,379

Fixed Income 19.5%
Intermediate-Term Bond 18.5%
Schwab U.S. Aggregate Bond ETF	2,170,121	116,969,522
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	122,966	6,252,821
		123,222,343

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,364,179	2,364,889
Total Affiliated Underlying Funds (Cost $492,107,026)		622,396,143

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Time Deposits 1.5%
JPMorgan Chase Bank
0.01%, 01/03/22 (b)	3,156,192	3,156,193
Sumitomo Mitsui Banking Corp.
0.01%, 01/03/22 (b)	6,193,354	6,193,354
Total Short-Term Investments (Cost $9,349,547)		9,349,547
Total Investments in Securities (Cost $501,456,573)		631,745,690

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 48.5%
Large-Cap 43.7%
Schwab U.S. Large-Cap ETF	$207,518,717	$39,742,990	($12,611,735)	$76,488	$40,952,978	$275,679,438	2,422,065	$2,578,485
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	22,726,255	6,843,106	(302,401)	(14,049)	673,796	29,926,707	292,253	273,628
						305,606,145

International Stocks 26.3%
Developed Markets 21.5%
Schwab International Equity ETF	101,691,713	32,815,721	(1,912,924)	(17,527)	3,173,693	135,750,676	3,492,428	4,025,663
Emerging Markets 4.8%
Schwab Emerging Markets Equity ETF	22,773,898	9,367,543	—	—	(1,951,730)	30,189,711	1,019,234	776,900
						165,940,387

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	18,606,292	3,305,315	(2,115,848)	9,231	5,457,389	25,262,379	479,453	363,497

Fixed Income 19.5%
Intermediate-Term Bond 18.5%
Schwab U.S. Aggregate Bond ETF	87,899,386	32,081,136	(2,680,916)	(98,252)	(231,832)	116,969,522	2,170,121	1,829,709
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	4,864,855	1,579,073	(137,315)	(1,186)	(52,606)	6,252,821	122,966	17,245
						123,222,343

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares	2,364,274	671	(56)	—	—	2,364,889	2,364,179	582
Total Affiliated Underlying Funds	$468,445,390	$125,735,555	($19,761,195)	($45,295)	$48,021,688	$622,396,143		$9,865,709

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$622,396,143	$—	$—	$622,396,143
Short-Term Investments[1]	—	9,349,547	—	9,349,547
Total	$622,396,143	$9,349,547	$—	$631,745,690

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 52.0%
Large-Cap 46.4%
Schwab U.S. Large-Cap ETF	1,495,525	170,220,656
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	198,538	20,330,291
		190,550,947

International Stocks 29.2%
Developed Markets 23.4%
Schwab International Equity ETF	2,207,568	85,808,168
Emerging Markets 5.8%
Schwab Emerging Markets Equity ETF	718,370	21,278,120
		107,086,288

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	302,318	15,929,135

Fixed Income 13.3%
Intermediate-Term Bond 12.7%
Schwab U.S. Aggregate Bond ETF	865,680	46,660,152
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	40,584	2,063,696
		48,723,848

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	45,991	46,005
Total Affiliated Underlying Funds (Cost $281,232,538)		362,336,223

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
National Australia Bank Ltd.
0.01%, 01/03/22 (b)	823,749	823,749
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 01/03/22 (b)	3,608,689	3,608,689
Total Short-Term Investments (Cost $4,432,438)		4,432,438
Total Investments in Securities (Cost $285,664,976)		366,768,661

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 52.0%
Large-Cap 46.4%
Schwab U.S. Large-Cap ETF	$127,888,625	$27,378,148	($10,447,788)	$122,115	$25,279,556	$170,220,656	1,495,525	$1,596,174
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	15,153,428	4,730,264	—	—	446,599	20,330,291	198,538	186,882
						190,550,947

International Stocks 29.2%
Developed Markets 23.4%
Schwab International Equity ETF	64,007,797	21,572,126	(1,780,723)	(8,990)	2,017,958	85,808,168	2,207,568	2,545,976
Emerging Markets 5.8%
Schwab Emerging Markets Equity ETF	15,808,071	6,855,711	—	—	(1,385,662)	21,278,120	718,370	550,532
						107,086,288

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	11,928,221	1,850,466	(1,329,535)	23,648	3,456,335	15,929,135	302,318	230,984

Fixed Income 13.3%
Intermediate-Term Bond 12.7%
Schwab U.S. Aggregate Bond ETF	34,830,120	13,483,517	(1,506,080)	(54,355)	(93,050)	46,660,152	865,680	734,816
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	1,696,001	386,018	—	—	(18,323)	2,063,696	40,584	5,888
						48,723,848

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	45,993	12	—	—	—	46,005	45,991	12
Total Affiliated Underlying Funds	$271,358,256	$76,256,262	($15,064,126)	$82,418	$29,703,413	$362,336,223		$5,851,264

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$362,336,223	$—	$—	$362,336,223
Short-Term Investments[1]	—	4,432,438	—	4,432,438
Total	$362,336,223	$4,432,438	$—	$366,768,661

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 53.9%
Large-Cap 47.9%
Schwab U.S. Large-Cap ETF	1,850,483	210,621,975
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	259,025	26,524,160
		237,146,135

International Stocks 31.0%
Developed Markets 24.5%
Schwab International Equity ETF	2,776,925	107,939,075
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	960,793	28,458,689
		136,397,764

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	383,775	20,221,105

Fixed Income 9.6%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	745,526	40,183,851
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	33,635	1,710,340
		41,894,191

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	62,931	62,950
Total Affiliated Underlying Funds (Cost $340,299,403)		435,722,145

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
Sumitomo Mitsui Banking Corp.
0.01%, 01/03/22 (b)	4,210,920	4,210,920
Total Short-Term Investments (Cost $4,210,920)		4,210,920
Total Investments in Securities (Cost $344,510,323)		439,933,065

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 53.9%
Large-Cap 47.9%
Schwab U.S. Large-Cap ETF	$154,398,474	$34,324,799	($8,790,152)	$1,498	$30,687,356	$210,621,975	1,850,483	$1,945,367
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	19,564,125	6,406,670	—	—	553,365	26,524,160	259,025	241,912
						237,146,135

International Stocks 31.0%
Developed Markets 24.5%
Schwab International Equity ETF	78,491,609	28,521,738	(1,377,244)	20,237	2,282,735	107,939,075	2,776,925	3,183,993
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	20,756,885	9,549,890	—	—	(1,848,086)	28,458,689	960,793	734,111
						136,397,764

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	14,568,131	2,813,529	(1,441,207)	7,466	4,273,186	20,221,105	383,775	286,935

Fixed Income 9.6%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	29,414,943	11,543,836	(656,375)	(24,178)	(94,375)	40,183,851	745,526	623,320
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	1,165,763	559,583	—	—	(15,006)	1,710,340	33,635	4,589
						41,894,191

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	62,934	16	—	—	—	62,950	62,931	16
Total Affiliated Underlying Funds	$318,422,864	$93,720,061	($12,264,978)	$5,023	$35,839,175	$435,722,145		$7,020,243

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$435,722,145	$—	$—	$435,722,145
Short-Term Investments[1]	—	4,210,920	—	4,210,920
Total	$435,722,145	$4,210,920	$—	$439,933,065

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 55.2%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	1,144,260	130,239,673
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	164,302	16,824,525
		147,064,198

International Stocks 32.2%
Developed Markets 25.3%
Schwab International Equity ETF	1,737,055	67,519,328
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	619,587	18,352,167
		85,871,495

Real Estate 4.8%
U.S. REITs 4.8%
Schwab U.S. REIT ETF	244,546	12,885,129

Fixed Income 7.1%
Intermediate-Term Bond 6.8%
Schwab U.S. Aggregate Bond ETF	338,278	18,233,184
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	13,493	686,119
		18,919,303

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	66,695	66,715
Total Affiliated Underlying Funds (Cost $207,032,496)		264,806,840

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Time Deposits 0.6%
Sumitomo Mitsui Banking Corp.
0.01%, 01/03/22 (b)	1,664,989	1,664,989
Total Short-Term Investments (Cost $1,664,989)		1,664,989
Total Investments in Securities (Cost $208,697,485)		266,471,829

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 55.2%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	$92,931,112	$24,006,921	($5,567,880)	$41,307	$18,828,213	$130,239,673	1,144,260	$1,196,703
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	12,255,722	4,216,871	—	—	351,932	16,824,525	164,302	153,361
						147,064,198

International Stocks 32.2%
Developed Markets 25.3%
Schwab International Equity ETF	47,760,020	19,453,125	(1,125,686)	3,171	1,428,698	67,519,328	1,737,055	1,973,921
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	13,109,631	6,549,493	(97,573)	(4,710)	(1,204,674)	18,352,167	619,587	473,748
						85,871,495

Real Estate 4.8%
U.S. REITs 4.8%
Schwab U.S. REIT ETF	8,875,358	1,960,636	(604,698)	(11,493)	2,665,326	12,885,129	244,546	177,817

Fixed Income 7.1%
Intermediate-Term Bond 6.8%
Schwab U.S. Aggregate Bond ETF	12,970,713	5,585,350	(263,020)	(9,752)	(50,107)	18,233,184	338,278	283,549
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	575,134	116,941	—	—	(5,956)	686,119	13,493	1,956
						18,919,303

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	66,698	17	—	—	—	66,715	66,695	15
Total Affiliated Underlying Funds	$188,544,388	$61,889,354	($7,658,857)	$18,523	$22,013,432	$264,806,840		$4,261,070

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$264,806,840	$—	$—	$264,806,840
Short-Term Investments[1]	—	1,664,989	—	1,664,989
Total	$264,806,840	$1,664,989	$—	$266,471,829

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	1,430,694	162,841,591
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	215,375	22,054,400
		184,895,991

International Stocks 33.3%
Developed Markets 25.9%
Schwab International Equity ETF	2,193,020	85,242,687
Emerging Markets 7.4%
Schwab Emerging Markets Equity ETF	817,392	24,211,151
		109,453,838

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	310,213	16,345,123

Fixed Income 4.8%
Intermediate-Term Bond 4.6%
Schwab U.S. Aggregate Bond ETF	283,650	15,288,735
SECURITY	NUMBER OF SHARES	VALUE ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	13,081	665,169
		15,953,904
Total Affiliated Underlying Funds (Cost $256,587,160)		326,648,856

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Time Deposits 0.8%
Bank of Montreal
0.01%, 01/03/22 (a)	2,428,880	2,428,880
Total Short-Term Investments (Cost $2,428,880)		2,428,880
Total Investments in Securities (Cost $259,016,040)		329,077,736

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	$112,947,221	$32,122,249	($5,481,482)	$3,245	$23,250,358	$162,841,591	1,430,694	$1,491,718
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	15,359,047	6,278,410	—	—	416,943	22,054,400	215,375	197,995
						184,895,991

International Stocks 33.3%
Developed Markets 25.9%
Schwab International Equity ETF	58,640,138	25,943,922	(999,104)	6,987	1,650,744	85,242,687	2,193,020	2,492,526
Emerging Markets 7.4%
Schwab Emerging Markets Equity ETF	16,807,234	8,957,872	—	—	(1,553,955)	24,211,151	817,392	622,404
						109,453,838

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	10,944,157	2,659,431	(574,255)	(133)	3,315,923	16,345,123	310,213	224,016

Fixed Income 4.8%
Intermediate-Term Bond 4.6%
Schwab U.S. Aggregate Bond ETF	10,598,046	4,930,465	(189,389)	(7,022)	(43,365)	15,288,735	283,650	235,478
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	365,994	303,667	—	—	(4,492)	665,169	13,081	1,537
						15,953,904
Total Affiliated Underlying Funds	$225,661,837	$81,196,016	($7,244,230)	$3,077	$27,032,156	$326,648,856		$5,265,674

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$326,648,856	$—	$—	$326,648,856
Short-Term Investments[1]	—	2,428,880	—	2,428,880
Total	$326,648,856	$2,428,880	$—	$329,077,736

[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of December 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.5%
Schwab U.S. Large-Cap ETF	107,100	12,190,122
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	16,241	1,663,078
		13,853,200

International Stocks 33.5%
Developed Markets 26.0%
Schwab International Equity ETF	164,281	6,385,603
Emerging Markets 7.5%
Schwab Emerging Markets Equity ETF	62,218	1,842,897
		8,228,500

Real Estate 4.9%
U.S. REITs 4.9%
Schwab U.S. REIT ETF	22,845	1,203,703

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	19,591	1,055,955
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	880	44,748
		1,100,703
Total Affiliated Underlying Funds (Cost $23,606,856)		24,386,106

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
JPMorgan Chase Bank
0.01%, 01/03/22 (a)	8,402	8,402
National Australia Bank Ltd.
0.01%, 01/03/22 (a)	239,132	239,132
Total Short-Term Investments (Cost $247,534)		247,534
Total Investments in Securities (Cost $23,854,390)		24,633,640

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2065 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/21	BALANCE OF SHARES HELD AT 12/31/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.5%
Schwab U.S. Large-Cap ETF	$894,424	$10,619,697	($127,919)	($823)	$804,743	$12,190,122	107,100	$73,927
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	121,298	1,540,977	—	—	803	1,663,078	16,241	10,921
						13,853,200

International Stocks 33.5%
Developed Markets 26.0%
Schwab International Equity ETF	469,460	6,017,371	(23,529)	(542)	(77,157)	6,385,603	164,281	150,920
Emerging Markets 7.5%
Schwab Emerging Markets Equity ETF	135,319	1,799,226	—	—	(91,648)	1,842,897	62,218	39,289
						8,228,500

Real Estate 4.9%
U.S. REITs 4.9%
Schwab U.S. REIT ETF	85,098	996,724	(12,131)	(20)	134,032	1,203,703	22,845	11,569

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	77,904	990,070	(3,526)	7	(8,500)	1,055,955	19,591	8,469
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	2,565	42,466	—	—	(283)	44,748	880	55
						1,100,703
Total Affiliated Underlying Funds	$1,786,068	$22,006,531	($167,105)	($1,378)	$761,990	$24,386,106		$295,150

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$24,386,106	$—	$—	$24,386,106
Short-Term Investments[1]	—	247,534	—	247,534
Total	$24,386,106	$247,534	$—	$24,633,640

[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628DEC21